Note 2 - Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Accounts Receivable, Gross, Current (in Dollars)	$ 75	$ 241
Advertising Expense (in Dollars)	41	16
Trade Accounts Receivable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	96.00%	67.00%
Accounts Receivable, Gross, Current (in Dollars)	$ 72	$ 162
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk Number of Major Customers	3	3
Concentration Risk, Percentage	70.00%	66.00%
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	one
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	five
Finite-Lived Intangible Asset, Useful Life	17 years